Write-Down of Long-Lived Assets (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Write-Down of Long-Lived Assets
Write-down related to vessel	$ 29,421	$ 29,421